QUARTERLY FINANCIAL DATA (UNAUDITED) (SCHEDULE OF QUARTERLY FINANCIAL INFORMATION) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Data [Abstract]
Revenues	$ 1,000.0	$ 967.0	$ 1,093.0	$ 1,084.7	$ 1,158.2	$ 1,093.8	$ 1,081.5	$ 1,142.6	$ 4,144.7	$ 4,476.1	$ 4,342.7
Income (loss) before income taxes	75.9	154.4	114.4	(169.6)	41.1	114.4	114.7	34.6	175.1	304.8	155.7
Income tax expense (benefit)	(8.0)	37.0	36.3	58.4	(64.9)	(168.6)	37.6	22.7	123.7	(173.2)	(65.3)
Net income (loss)	$ 83.9	$ 117.4	$ 78.1	$ (228.0)	$ 106.0	$ 283.0	$ 77.1	$ 11.9	$ 51.4	$ 478.0	$ 221.0
Basic:
Net income (loss) (in dollars per share)	$ 0.41	$ 0.56	$ 0.36	$ (1.03)	$ 0.48	$ 1.27	$ 0.35	$ 0.05	$ 0.24	$ 2.16	$ 0.95
Diluted:
Net income (loss) (in dollars per share)	$ 0.41	$ 0.54	$ 0.35	$ (1.03)	$ 0.47	$ 1.23	$ 0.34	$ 0.05	$ 0.24	$ 2.06	$ 0.83